Reconciliation of movement in net borrowings (Tables)	6 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Schedule of movement in net borrowings

	Six months ended 31 December 2024	Six months ended 31 December 2023
	$ million	$ million
Net increase/(decrease) in cash and cash equivalents before exchange	594	(241)
Net increase in bonds and other borrowings	(375)	(227)
Net decrease/(increase) in net borrowings from cash flows	219	(468)
Exchange differences on net borrowings	111	(399)
Other non-cash items(1)	11	(34)
Net borrowings at beginning of the period	(21,017)	(19,582)
Net borrowings at end of the period	(20,676)	(20,483)
(1)In the six months ended 31 December 2024, other non-cash items were principally in respect of fair value gains of cross currency interest rate hedging instruments offsetting leases entered into during the period and fair value losses on borrowings. In the six months ended 31 December 2023, other non-cash items were principally in respect of additional leases entered into during the period partially offset by fair value movements of interest rate hedging instruments.